Employee Benefits and Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock Option Activity Under Executive Incentive Plan

The following table presents the stock option activity under the EIP for the years ended December 31, 2012, 2011 and 2010, respectively:

		Options Outstanding
	Options Available for Grant	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2010	56,793	312,688	$19.36
Granted	(29,375)	29,375	72.32
Canceled	14,263	(14,263)	25.76
Exercised	—	(9,800)	16.00

Balance at December 31, 2010	41,681	318,000	24.00
Granted	(20,000)	20,000	84.80
Canceled	12,688	(12,688)	50.96
Exercised	—	(9,750)	16.40
December, 2011 amendment to the Plan	3,394,892	—	—

Balance at December 31, 2011	3,492,260	315,563	27.04
Granted	(2,615,000)	2,615,000	27.52
Canceled	36,188	(36,188)	37.68
Exercised	—	(23,963)	14.00

Balance at December 31, 2012	850,448	2,870,413	$27.44

Summary of Information on Options Granted Under Executive Incentive Plan

The following table summarizes the information on the options granted under the EIP at December 31, 2012:

Outstanding				Exercisable
Range of Exercise Prices	Number of Options	Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
$13.12	189,100	3.94	$13.12	189,100	$13.12
$25.52	1,943,906	9.25	$25.52	—	—
$28.88	24,688	6.00	$28.88	19,750	$28.88
$33.52	647,969	9.25	$33.52	647,969	$33.52
$50.88	25,625	5.08	$50.88	20,500	$50.88
$72.32	24,125	7.33	$72.32	9,650	$72.32
$84.80	15,000	8.08	$84.80	3,000	$84.80

$13.12 - $84.80	2,870,413	8.81	$27.44	889,969	$30.08

Executive Management Rollover Options

Executive Management Rollover Options		Options Outstanding
	Options Available for Grant	Number of Shares	Weighted Average Exercise Price

Balance at January 1, 2010	2	36,932	$266.64
Exercised	—	(1,016)	264.00

Balance at December 31, 2010	2	35,916	266.72
Exercised	—	(2,372)	256.64
Conversion and reclassification	101	1,586,290	(261.90)

Balance at December 31, 2011	103	1,619,834	5.54
Exercised	—	(1,332,256)	5.55

Balance at December 31, 2012	103	287,578	$5.47

Estimated Fair Value of EIP Option Awards on Grant Date Using Black - Scholes Option

The following table summarizes the outstanding and exercisable information on management rollover options granted under the EIP at December 31, 2012:

Outstanding and Exercisable
Number of Options	Average Remaining Contractual Life (years)	Weighted Average Exercise Price
287,578	1.46	$5.47

Outstanding and Exercisable Information On Executive Management Rollover Options Granted under EIP

The following table summarizes the information on the restricted stock granted under the EIP at December 31, 2012:

Outstanding			Vested
Range of Grant Prices	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
$ 11.44	907,652	$11.44	899,319	$11.44
$ 28.88	3,125	$28.88	625	$28.88
$ 50.88	8,750	$50.88	2,333	$50.88
$ 72.32	50,313	$72.32	10,041	$72.32

$11.44 - $72.32	969,839	$14.80	912,318	$14.88

Restricted Stock activity under the EIP

Restricted Stock activity under the EIP for 2012, 2011 and 2010 are set forth below:

		Restricted Stock Outstanding
	Restricted Stock Available for Grant	Number of Shares	Weighted Average Grant Date Fair Value

Balance at January 1, 2010	10,742	1,013,333	$15.04
Granted	(313)	313	72.32
Canceled	18,334	(18,334)	24.00
Purchased as treasury shares	—	(3,541)	16.08

Balance at December 31, 2010	28,763	991,770	14.80
Purchased as treasury shares	—	(1,096)	11.44

Balance at December 31, 2011	28,763	990,674	14.80
Canceled	20,834	(20,834)	11.44

Balance at December 31, 2012	49,597	969,839	$14.88

Restricted Stock
Outstanding and Exercisable Information On Executive Management Rollover Options Granted under EIP

	2012 Grant as modified
	Accelerated Vesting	Reduced Exercise Price	Initial 2012 grant	2011
Risk-free interest rate	0.63%	0.86%	1.35%	1.87%
Dividend yield	0.0%	0.0%	0.0%	0.0%
Expected volatility	36.9%	35.1%	34.7%	33.2%
Expected life (years)	4.83	6.15	6.3	6.5